CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		203 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Revenue:
Sales	$ 1,031,761	$ 203,561	$ 2,264,237	$ 507,628	$ 821,787	$ 151,574	$ 1,009,439
Grant income	128,087	677,131	978,271	1,035,877	1,600,880	1,191,362	3,792,687
Other revenue	2,499		6,666
Total revenue	1,162,347	880,692	3,249,174	1,543,505	2,422,667	1,342,936	4,802,126
Cost of revenue	475,890	620,623	1,804,578	1,073,689	1,911,565	319,298	2,745,436
Gross profit	686,457	260,069	1,444,596	469,816	511,102	1,023,638	2,056,690
Other Expenses:
Research and development	880,292	294,198	1,464,059	1,706,498	1,738,938	2,532,489	55,668,397
Legal, financial and other consulting	182,996	157,926	733,056	570,465	908,644	627,245	9,493,779
Selling, general and administrative	1,309,519	687,788	3,471,138	1,901,768	2,576,751	1,354,738	28,987,962
Change in fair value of management and incentive units							(6,055,483)
Total expenses	2,372,807	1,139,912	5,668,253	4,178,731	5,224,333	4,514,472	88,094,655
Loss from operations	(1,686,350)	(879,843)	(4,223,657)	(3,708,915)	(4,713,231)	(3,490,834)	(86,037,965)
Other (income)/expense:
Gain on disposal of property and equipment							(21,663)
Gain on extinguishment of debt							(216,617)
Interest expense/(income), net	46,600	84,946	311,458	299,805	422,843	564,428	7,724,393
Penalties associated with non-registration of Series A Preferred Stock							361,495
Change in warrant liability	(234,600)		(208,080)
Total other (income) expense, net	(188,000)	84,946	103,378	299,805	422,843	564,428	7,847,608
Loss before benefit from income taxes	(1,498,350)	(964,789)	(4,327,035)	(4,008,720)	(5,136,074)	(4,055,262)	(93,885,573)
Benefit from income taxes					(458,279)	(391,756)	(1,397,353)
Net loss	(1,498,350)	(964,789)	(4,327,035)	(4,008,720)	(4,677,795)	(3,663,506)	(92,488,220)
Preferred Stock Dividend	1,281,058	525,148	3,769,819	1,728,053	2,395,520	2,511,412	13,317,555
Net Loss available to common shareholders	(2,779,408)	(1,489,937)	(8,096,854)	(5,736,773)	(7,073,315)	(6,174,918)	(105,805,775)
Basic and diluted net loss per common share	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.02)	$ (0.03)	$ (0.03)
Weighted average number of shares of common stock outstanding	312,400,345	242,512,486	293,189,313	232,426,316	236,019,072	198,228,289
Net loss	(1,498,350)	(964,789)	(4,327,035)	(4,008,720)	(4,677,795)	(3,663,506)	(92,488,220)
Other comprehensive loss:
Currency translation adjustment	118,032	40,184	123,183	36,915	(43,325)	(12,662)	(55,987)
Comprehensive loss	$ (1,380,318)	$ (924,605)	$ (4,203,852)	$ (3,971,805)	$ (4,721,120)	$ (3,676,168)	$ (92,544,207)